Note 2 - Earnings Per Share (Details Textual) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	29,324	31,949	46,451
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 17.55	$ 17.55	$ 17.55
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 37.48	$ 40.24	$ 40.24
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	11,357	9,154	7,871
Employee Stock Option [Member]
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	29,324	27,250	28,282